Government Portfolio (7Prospectus Summary) | Government Portfolio
Government Portfolio
Objective
The Government Portfolio seeks preservation of capital, daily liquidity and maximum current income.
Fees and Expenses
The table below describes the expenses that you may pay if you buy and hold Cash
Management Class shares of the Portfolio. The Portfolio does not charge any sales loads or other fees when you purchase or redeem shares.
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Government Portfolio Cash Management Class
Advisory Fee		0.15%
Distribution and/or Service (12b-1) Fee		0.10%
Shareholder Service Fee		0.05%
Other Expenses		0.07%
Total Annual Operating Expenses		0.37%
Fee Waiver and/or Expense Reimbursement	[1]	0.02%
Total Annual Operating Expenses After Fee Waiver and/or Expense Reimbursement	[1]	0.35%
[1]	The Portfolio's "Adviser", Morgan Stanley Investment Management Inc., has agreed to reduce the advisory fee and/or reimburse the Portfolio's Cash Management Class so that total annual operating expenses after fee waiver and/or expense reimbursement (excluding interest expense on borrowing) will not exceed 0.35%. This fee waiver and/or expense reimbursement will continue for at least one year or until such time as the Fund's Board of Trustees acts to discontinue all or a portion of such waiver and/or expense reimbursement when it deems that such action is appropriate.

Example
The example below is intended to help you compare the cost of investing in the
Portfolio's Cash Management Class with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Portfolio's Cash Management
Class, your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Government Portfolio Cash Management Class	36	113	197	443

Principal Investment Strategies
The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing exclusively in obligations issued or guaranteed by the U.S. government and its agencies and instrumentalities and in repurchase agreements collateralized by such securities.
Principal Risks
There can be no assurance that the Portfolio will achieve its investment objective. An investment in the Portfolio is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the Federal
Deposit Insurance Corporation ("FDIC") or any other government agency. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio.

The Portfolio's principal investment strategies are subject to the following principal risks:

• Credit and Interest Rate Risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Repurchase agreements may involve a greater degree of credit risk than investments in U.S. government securities. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates.

• U.S. Government Securities. With respect to U.S. government securities that are not backed by the full faith and credit of the United States, there is the risk that the U.S. Government will not provide financial support to such U.S.
government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

• Repurchase Agreements. Repurchase agreements are subject to risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Portfolio's right to control the collateral and result in certain costs and delays.
Performance Information
The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Cash
Management Class shares from year-to-year and by showing the average annual returns of the Portfolio's Cash Management Class shares for the past year and since inception. The Portfolio's past performance is not necessarily an indication of how the Portfolio will perform in the future. Updated performance information is available online at www.morganstanley.com/liquidity.
Annual Total Returns-Calendar Years

High Quarter 3/31/09 0.01 % Low Quarter 6/30/09 0.00%
Average Annual Total Returns for Periods Ended December 31, 2011
Average Annual Total Returns	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Government Portfolio Cash Management Class	0.01%	0.15%	Aug. 14, 2008

You may obtain the Portfolio's 7-day current yield by calling 1-888-378-1630.